GOLDMAN SACHS TRUST

Institutional and Administration Shares of

Goldman Sachs Limited Maturity Obligations Fund

Supplement dated June 2, 2015 to the

Prospectus and Summary Prospectus, each dated July 31, 2014

Reducing the seed capital in the Fund may prevent the Fund from pursuing its investment objective, may restrict the Fund’s activities and may prevent the Fund from retaining enough capital to engage in certain investment strategies, which could have a negative impact on the Fund’s performance. In addition, if Goldman or its affiliates reduce their interest in the Fund, the Fund may be subject to transaction costs, losses and adverse tax consequences, among other things. Risks related to Large Shareholder Redemptions are more fully described in the Fund’s Prospectus.